Cover	Mar. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	EMCORE CORP
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-36632
Entity Tax Identification Number	22-2746503
Entity Address, Address Line One	2015 W. Chestnut Street
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91803
City Area Code	626
Local Phone Number	293-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	EMKR
Entity Emerging Growth Company	false
Entity Central Index Key	0000808326
Amendment Flag	false
Security Exchange Name	NASDAQ